Income Tax (Tables)	12 Months Ended
Dec. 31, 2023
Deferred tax expense (income) [abstract]
Schedule of effective tax rate

	Year ended
(in € thousands)	2021/12/31	2022/12/31	2023/12/31
Net profit (loss)	67,259	(23,719)	(28,894)
Income tax benefit (expense)	(2,215)	116	(380)
Net profit (loss) before tax	69,474	(23,836)	(28,514)
Tax rate in France	27.37%	25.00%	25.00%
Theoretical tax benefit (expense)	(19,018)	5,959	7,129
Increase / decrease in tax benefit arising from :
Tax credits	1,512	1,504	1,452
Permanent differences	833	(31)	(153)
Differences between rates	7,323	(67)	(840)
Tax losses for the period, unrecognised as deferred tax assets	0	(7,037)	(7,832)
Utilisation of previously unrecognised tax losses	5,590	0	0
IFRS adjustments without tax incidence	(129)	(61)	(145)
Non recognition of deffered tax assets related to temporary differences	(24)	331	454
Recognition of deferred tax assets against deferred tax liabilities	430	(453)	(418)
Tax effects related to the renegociation of the convertible debt	1,370	0	0
Other	(102)	(29)	(28)
Income tax benefit (expense) recognised in profit or loss	(2,215)	116	(380)
Effective income tax rate	(3.19)%	(0.49)%	1.33%